Summary of Significant Accounting Policies (Details) - USD ($)						3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Jul. 01, 2025	Mar. 21, 2025	Mar. 18, 2025	Sep. 19, 2024	Dec. 21, 2023	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Jan. 31, 2024
Summary of Significant Accounting Policies (Details) [Line Items]
Offering costs capitalized											$ 2,800,000	$ 1,500,000
Deferred offering costs											800,000	$ 0
Offering costs						$ 4,100,000		$ 4,100,000			$ 2,800,000
Shares of common stock (in Shares)						64,814,447	46,557,537	64,814,447	46,557,537		24,199,613	23,097,930
Restricted Cash						$ 1,751		$ 1,751
NorthView Acquisition Corp [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Federal depository insurance coverage						250,000		250,000			$ 250,000
Interest income from trust account								78,813	$ 204,460		204,459	$ 1,192,438
Common stock shares redeemed (in Shares)										50,556
Payable common stock redeemed													$ 1,565,078
Trust account current asset						661,012		661,012
Contribution amount		$ 30,000		$ 34,376				36,904			36,904
Interest and penalties expense						$ 340		$ 340			$ 19,158	0
Shares of common stock (in Shares)						17,404,250		17,404,250			17,404,250
Restricted Cash						$ 1,751		$ 1,751
Redemption value	$ 661,012
Asset held trust non current						$ 1,274,549		1,274,549
Redemption payments due to redeeming stockholders								$ 661,012
NorthView Acquisition Corp [Member] | Private Placement Warrants [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Issued warrants (in Shares)						7,347,500		7,347,500			7,347,500
Common Stock [Member] | NorthView Acquisition Corp [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Common stock shares redeemed (in Shares)					140,663						140,663
Cash and Marketable Securities Held in Trust Account [Member] | NorthView Acquisition Corp [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Common stock to be redeemed												$ 1,565,078
Cash and Marketable Securities Held in Trust Account [Member] | Common Stock [Member] | NorthView Acquisition Corp [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Trust account current asset						$ 1,565,078		$ 1,565,078			$ 1,565,078
NorthView Acquisition Corp [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Deferred offering costs						$ 1,300,000		$ 1,300,000			$ 800,000
Subsequent Event [Member] | NorthView Acquisition Corp [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Common stock shares redeemed (in Shares)	52,784		532,958
Contribution amount			$ 30,000
Common stock percentage	100.00%
IPO [Member] | NorthView Acquisition Corp [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Common stock shares redeemed (in Shares)					140,663						140,663
IPO [Member] | NorthView Acquisition Corp [Member] | Warrant [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Issued warrants (in Shares)						17,404,250		17,404,250			17,404,250
IPO [Member] | NorthView Acquisition Corp [Member] | Public Warrant [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Issued warrants (in Shares)						9,487,500		9,487,500			9,487,500
Over-Allotment Option [Member] | NorthView Acquisition Corp [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Issued warrants (in Shares)						74,250		74,250			74,250
Over-Allotment Option [Member] | NorthView Acquisition Corp [Member] | Warrant [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Issued warrants (in Shares)						569,250		569,250			569,250
Over-Allotment Option [Member] | NorthView Acquisition Corp [Member] | Private Placement Warrants [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Issued warrants (in Shares)						697,500		697,500			697,500